UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
iShares Developed Real Estate Index Fund
iShares FTSE NAREIT All Equity REIT Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
1/31/2027
Date of reporting period:
7/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

iShares Developed Real Estate Index Fund

Institutional Shares | BIRDX

Semi-Annual Shareholder Report — July 31, 2026

This semi-annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$16	0.31%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$314,192,105
Number of Portfolio Holdings	348
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of July 31, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	65.7%
Japan	8.0%
Australia	5.7%
United Kingdom	3.4%
Hong Kong	3.1%
Singapore	3.1%
Canada	2.0%
France	1.8%
Sweden	1.5%
Germany	1.5%
Other#	3.9%
Other Assets Less Liabilities	0.3%
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	7.9%
Prologis, Inc.	6.4%
Equinix, Inc.	4.8%
Simon Property Group, Inc.	3.5%
Digital Realty Trust, Inc.	3.3%
Realty Income Corp.	2.8%
Public Storage	2.6%
Ventas, Inc.	2.2%
Goodman Group	2.0%
Iron Mountain, Inc.	1.7%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Developed Real Estate Index Fund
Institutional Shares | BIRDX
Semi-Annual Shareholder Report — July 31, 2026
BIRDX-07/26-SAR

iShares Developed Real Estate Index Fund

Investor A Shares | BARDX

Semi-Annual Shareholder Report — July 31, 2026

This semi-annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$26	0.51%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$314,192,105
Number of Portfolio Holdings	348
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of July 31, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	65.7%
Japan	8.0%
Australia	5.7%
United Kingdom	3.4%
Hong Kong	3.1%
Singapore	3.1%
Canada	2.0%
France	1.8%
Sweden	1.5%
Germany	1.5%
Other#	3.9%
Other Assets Less Liabilities	0.3%
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	7.9%
Prologis, Inc.	6.4%
Equinix, Inc.	4.8%
Simon Property Group, Inc.	3.5%
Digital Realty Trust, Inc.	3.3%
Realty Income Corp.	2.8%
Public Storage	2.6%
Ventas, Inc.	2.2%
Goodman Group	2.0%
Iron Mountain, Inc.	1.7%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Developed Real Estate Index Fund
Investor A Shares | BARDX
Semi-Annual Shareholder Report — July 31, 2026
BARDX-07/26-SAR

iShares Developed Real Estate Index Fund

Class K Shares | BKRDX

Semi-Annual Shareholder Report — July 31, 2026

This semi-annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$13	0.25%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$314,192,105
Number of Portfolio Holdings	348
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of July 31, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	65.7%
Japan	8.0%
Australia	5.7%
United Kingdom	3.4%
Hong Kong	3.1%
Singapore	3.1%
Canada	2.0%
France	1.8%
Sweden	1.5%
Germany	1.5%
Other#	3.9%
Other Assets Less Liabilities	0.3%
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	7.9%
Prologis, Inc.	6.4%
Equinix, Inc.	4.8%
Simon Property Group, Inc.	3.5%
Digital Realty Trust, Inc.	3.3%
Realty Income Corp.	2.8%
Public Storage	2.6%
Ventas, Inc.	2.2%
Goodman Group	2.0%
Iron Mountain, Inc.	1.7%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Developed Real Estate Index Fund
Class K Shares | BKRDX
Semi-Annual Shareholder Report — July 31, 2026
BKRDX-07/26-SAR

iShares FTSE NAREIT All Equity REIT Index Fund

BREBX

Semi-Annual Shareholder Report — July 31, 2026

This semi-annual shareholder report contains important information about iShares FTSE NAREIT All Equity REIT Index Fund (the “Fund”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares FTSE NAREIT All Equity REIT Index Fund	$0	0.00%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,951,857,140
Number of Portfolio Holdings	133
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of July 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	34.6%
Health Care REITs	19.2%
Retail REITs	15.8%
Industrial REITs	12.4%
Residential REITs	11.1%
Office REITs	3.0%
Hotel & Resort REITs	2.9%
Diversified REITs	2.1%
Short-Term Securities	0.3%
Liabilities in Excess of Other Assets	(1.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
Welltower, Inc.	10.8%
Prologis, Inc.	8.8%
Equinix, Inc.	6.5%
American Tower Corp.	5.2%
Simon Property Group, Inc.	4.8%
Digital Realty Trust, Inc.	4.4%
Realty Income Corp.	3.9%
Public Storage	3.5%
Ventas, Inc.	2.9%
Iron Mountain, Inc.	2.4%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares FTSE NAREIT All Equity REIT Index Fund
BREBX
Semi-Annual Shareholder Report — July 31, 2026
BREBX-07/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

July 31, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM
• iShares Developed Real Estate Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
iShares Developed Real Estate Index Fund
Derivative Financial Instruments

Schedule of Investments (unaudited)
July 31, 2026
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 6.6%
Activia Properties, Inc.	316	$ 283,032
AEW U.K. REIT PLC	18,474	26,649
American Assets Trust, Inc.	7,206	169,990
Argosy Property Ltd.(a)	114,810	70,334
Aspen Group Ltd./Australia	31,480	112,308
British Land Co. PLC	153,759	919,422
Broadstone Net Lease, Inc.	28,680	614,039
CapitaLand Integrated Commercial Trust	949,313	1,842,365
Charter Hall Group	69,720	1,140,038
Charter Hall Long Wale REIT	108,059	288,910
Covivio SA/France	7,983	487,339
Custodian Property Income REIT PLC	74,573	86,938
Daiwa House REIT Investment Corp.	611	473,069
Essential Properties Realty Trust, Inc.	32,308	1,010,917
Global Net Lease, Inc.	27,832	242,695
GPT Group	289,319	1,042,093
Growthpoint Properties Australia Ltd.	38,160	59,759
H&R Real Estate Investment Trust	39,334	309,206
Hankyu Hanshin REIT, Inc.	96	86,887
Heiwa Real Estate REIT, Inc.	157	132,305
Hulic REIT, Inc.	180	177,936
ICADE	7,314	163,160
KDX Realty Investment Corp.	562	549,273
Land Securities Group PLC	112,006	1,066,850
Mapletree Pan Asia Commercial Trust	337,747	350,260
Merlin Properties Socimi SA	64,868	1,127,414
Mirai Corp.	302	79,091
Mirvac Group	590,215	740,231
Mori Trust Reit, Inc.	349	167,007
Nomura Real Estate Master Fund, Inc.	604	577,691
NTT UD REIT Investment Corp.	192	165,293
OUE Real Estate Investment Trust	366,800	101,474
Picton Property Income Ltd.	78,555	78,557
Schroder Real Estate Investment Trust Ltd.	72,307	43,739
Sekisui House REIT, Inc.	577	274,422
Shaftesbury Capital PLC	219,665	425,725
Sirius Real Estate Ltd.	238,188	317,647
Star Asia Investment Corp.	384	128,975
Stockland	361,752	1,082,857
Stoneweg Europe Stapled Trust(b)	53,300	97,778
Stride Property Group(b)	78,670	53,376
Sunlight Real Estate Investment Trust	174,000	51,669
Suntec Real Estate Investment Trust	318,700	367,724
Takara Leben Real Estate Investment Corp.	154	79,871
United Urban Investment Corp.	475	485,406
WP Carey, Inc.	33,103	2,436,381
		20,588,102
Health Care Providers & Services — 0.2%
Chartwell Retirement Residences	48,690	784,611
Health Care REITs — 14.7%
Aedifica SA	13,947	1,127,814
Alexandria Real Estate Equities, Inc.	25,713	1,322,934
American Healthcare REIT, Inc.	28,649	1,592,884
Care Property Invest NV	6,313	91,764
CareTrust REIT, Inc.	33,167	1,391,024
Diversified Healthcare Trust	33,348	296,797
Health Care & Medical Investment Corp.	45	29,731
Healthcare Realty Trust, Inc., Class A	49,757	1,045,395
Healthpeak Properties, Inc.	104,125	2,273,049
Security	Shares	Value
Health Care REITs (continued)
LTC Properties, Inc.	7,160	$ 288,118
Medical Properties Trust, Inc.	75,745	350,699
National Health Investors, Inc.	7,159	548,737
Omega Healthcare Investors, Inc.	44,524	2,254,250
Parkway Life Real Estate Investment Trust	64,200	211,255
Primary Health Properties PLC	363,244	462,964
Sabra Health Care REIT, Inc.	37,275	789,112
Target Healthcare REIT PLC	94,690	144,464
Ventas, Inc.	72,551	6,784,244
Vital Healthcare Property Trust	90,033	100,234
Vital Infrastructure Property Trust	33,344	132,962
Welltower, Inc.	105,905	24,828,368
		46,066,799
Hotel & Resort REITs — 2.4%
Apple Hospitality REIT, Inc.	32,201	531,639
CapitaLand Ascott Trust(b)	391,533	276,222
CDL Hospitality Trusts(b)	118,454	73,445
DiamondRock Hospitality Co.	30,135	398,987
Far East Hospitality Trust(b)	158,200	70,931
Hoshino Resorts REIT, Inc.	83	126,978
Host Hotels & Resorts, Inc.	101,506	2,550,846
Invincible Investment Corp.	1,086	416,183
Japan Hotel REIT Investment Corp.	840	428,035
Park Hotels & Resorts, Inc.	27,236	410,174
Pebblebrook Hotel Trust	16,946	323,669
RLJ Lodging Trust	17,898	219,250
Ryman Hospitality Properties, Inc.	9,234	1,234,124
Sunstone Hotel Investors, Inc.	27,520	323,910
Xenia Hotels & Resorts, Inc.	13,486	277,542
		7,661,935
Hotels, Restaurants & Leisure — 0.0%
PPHE Hotel Group Ltd.	2,759	58,380
Industrial REITs — 15.0%
AIMS APAC REIT	105,132	131,215
Americold Realty Trust, Inc.	43,352	610,830
ARGAN SA	2,424	212,284
CapitaLand Ascendas REIT	619,367	1,240,577
Centuria Industrial REIT	92,436	195,240
CRE Logistics REIT, Inc.	88	77,837
Dexus Industria REIT	46,360	80,264
Dream Industrial Real Estate Investment Trust	41,492	425,916
EastGroup Properties, Inc.	7,989	1,669,781
ESR-REIT	90,023	183,926
First Industrial Realty Trust, Inc.	19,807	1,304,093
Frasers Logistics & Commercial Trust	430,200	332,079
GLP J-REIT	711	646,123
Goodman Group	299,117	6,227,292
Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.(b)	179,269	211,932
Granite Real Estate Investment Trust	8,914	611,774
Industrial & Infrastructure Fund Investment Corp.	380	336,230
Innovative Industrial Properties, Inc.	4,332	254,765
Japan Logistics Fund, Inc.	398	246,800
LaSalle Logiport REIT	222	212,363
Lineage, Inc.	10,324	437,428
LondonMetric Property PLC	332,264	878,375
LXP Industrial Trust	8,607	520,982
Mapletree Industrial Trust	308,710	464,550
Mapletree Logistics Trust	501,509	484,481
Mitsubishi Estate Logistics REIT Investment Corp.	196	153,083
Mitsui Fudosan Logistics Park, Inc.	448	303,452

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
Montea NV	3,264	$ 255,813
Nippon Prologis REIT, Inc.	1,058	601,268
Prologis, Inc.	139,604	20,188,134
Rexford Industrial Realty, Inc.	33,837	1,278,024
Segro PLC	202,816	2,649,326
SOSiLA Logistics REIT, Inc.	104	71,013
STAG Industrial, Inc.	28,713	1,098,559
Terreno Realty Corp.	15,696	1,124,618
Tritax Big Box REIT PLC	366,006	841,491
Warehouses De Pauw CVA	28,246	726,910
		47,288,828
IT Services — 0.4%
NEXTDC Ltd.(a)(c)	125,887	1,184,042
SUNeVision Holdings Ltd.	94,000	57,936
		1,241,978
Office REITs — 4.5%
Abacus Group	67,735	45,069
Allied Properties Real Estate Investment Trust	28,195	197,507
BXP, Inc.	23,773	1,666,963
Centuria Office REIT	81,502	52,432
Champion REIT	281,000	83,383
Colonial SFL Socimi SA	58,104	371,919
COPT Defense Properties	16,954	643,574
Cousins Properties, Inc.	24,486	772,533
Cromwell Property Group	218,609	66,194
Daiwa Office Investment Corp.	78	166,817
Derwent London PLC	16,925	479,937
Dexus	158,348	665,002
Douglas Emmett, Inc.	19,997	236,365
Easterly Government Properties, Inc.	6,890	167,840
Empire State Realty Trust, Inc., Class A	20,882	105,663
Gecina SA	7,691	666,294
Global One Real Estate Investment Corp.	166	116,634
Great Portland Estates PLC	57,488	271,371
Helical PLC	14,084	37,774
Highwoods Properties, Inc.	16,268	538,959
Ichigo Office REIT Investment Corp.	139	83,949
Japan Excellent, Inc.	167	150,987
Japan Prime Realty Investment Corp.	540	331,812
Japan Real Estate Investment Corp.	1,003	767,546
JBG SMITH Properties	9,134	128,333
Keppel REIT	538,658	386,406
Kilroy Realty Corp.	17,283	670,926
Mori Hills REIT Investment Corp.	204	166,353
Nippon Building Fund, Inc.	1,206	1,017,268
Nippon REIT Investment Corp.	246	129,382
NSI NV	2,281	43,759
One REIT, Inc.	133	66,114
Orix JREIT, Inc.	771	498,913
Piedmont Realty Trust, Inc., Class A(c)	18,617	180,399
Precinct Properties Group(b)	271,703	168,307
Prosperity REIT	227,000	43,996
Regional REIT Ltd.(d)	18,818	25,173
Sankei Real Estate, Inc.	52	34,840
SL Green Realty Corp.	10,581	560,052
Tokyu REIT, Inc.	120	142,865
Vornado Realty Trust	26,288	1,035,484
Workspace Group PLC(a)	21,521	102,009
		14,087,103
Security	Shares	Value
Real Estate Management & Development — 11.7%
Allreal Holding AG, Class N, Registered Shares	2,220	$ 580,728
Altra Fastigheter AB	23,541	192,737
Amot Investments Ltd.	37,175	225,879
Aroundtown SA	130,234	327,589
Atrium Ljungberg AB, B Shares	34,208	95,562
Azrieli Group Ltd.	6,204	819,001
CA Immobilien Anlagen AG	3,892	108,387
CapitaLand Investment Ltd.	341,000	706,670
Castellum AB	48,888	686,158
Catena AB	6,988	290,311
Cibus Real Estate AB publ	11,492	173,399
City Developments Ltd.	65,800	402,428
Corem Property Group AB, B Shares	125,523	33,391
Deutsche EuroShop AG, Class N	1,894	40,230
Deutsche Wohnen SE	7,947	169,722
Dios Fastigheter AB	14,515	100,319
Entra ASA(d)	6,538	73,123
Fabege AB	27,005	211,793
Fastighets AB Balder, B Shares(c)	104,376	571,274
FastPartner AB, Class A	6,797	30,435
Grand City Properties SA	4,789	53,664
Heba Fastighets AB, Class B	9,612	24,715
Heiwa Real Estate Co. Ltd.	6,000	88,388
Henderson Land Development Co. Ltd.	198,000	717,823
Hiag Immobilien Holding AG	712	116,361
Hongkong Land Holdings Ltd.	145,100	1,176,578
Hufvudstaden AB, A Shares	13,026	165,876
Hulic Co. Ltd.	71,000	780,627
Hysan Development Co. Ltd.	92,000	218,769
Intea Fastigheter AB, Class B	22,735	175,686
Intershop Holding AG	782	166,537
Investis Holding SA	402	75,582
Land Development Nimrodi Group Ltd.	3,081	40,186
LEG Immobilien SE	11,326	679,996
Lifestyle Communities Ltd.(c)	12,304	44,068
Logistea AB, Class B	42,845	60,107
Lumo Kodit OYJ	24,112	219,043
Melisron Ltd.	3,525	462,857
Mitsubishi Estate Co. Ltd.	163,700	3,974,173
Mitsui Fudosan Co. Ltd.	384,800	3,748,494
Mobimo Holding AG, Registered Shares	1,107	478,878
Neobo Fastigheter AB(c)	15,518	30,256
New World Development Co. Ltd.(c)	205,507	180,345
Nomura Real Estate Holdings, Inc.	77,300	444,202
NP3 Fastigheter AB	5,001	139,053
Pandox AB	15,979	297,140
Peach Property Group AG(c)	6,956	41,343
Platzer Fastigheter Holding AB, Class B	9,228	71,368
PPI Public Property Invest AB, Class A	29,437	59,790
PSP Swiss Property AG, Class N, Registered Shares	6,789	1,224,843
Sagax AB, Class B	32,258	567,044
Samhallsbyggnadsbolaget i Norden AB, Class B(c)	130,539	44,991
Sino Land Co. Ltd.	567,405	772,829
Stendorren Fastigheter AB(c)	2,315	44,436
StorageVault Canada, Inc.	32,007	109,593
Sumitomo Realty & Development Co. Ltd.	97,500	2,185,397
Sun Hung Kai Properties Ltd.	190,000	2,982,022
Sveafastigheter AB(c)	9,655	32,787
Swedish Logistic Property AB, Class B(c)	29,437	113,764
Swire Properties Ltd.	145,200	442,217
Swiss Prime Site AG, Registered Shares	12,075	1,969,433
TAG Immobilien AG	28,290	452,056
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Tokyo Tatemono Co. Ltd.	28,100	$ 592,945
Tosei Corp.	8,200	93,040
UOL Group Ltd.	68,600	529,340
VGP NV	2,046	199,360
Vonovia SE	109,534	2,657,364
Wallenstam AB, B Shares	50,926	221,117
Wharf Real Estate Investment Co. Ltd.	233,000	788,002
Wihlborgs Fastigheter AB	40,542	329,735
		36,923,356
Residential REITs — 9.3%
Advance Residence Investment Corp.	419	388,762
Altarea SCA	1,127	131,165
American Homes 4 Rent, Class A	50,310	1,681,360
AvalonBay Communities, Inc.	20,797	3,860,131
Boardwalk Real Estate Investment Trust	5,884	278,072
Camden Property Trust	14,778	1,637,550
Canadian Apartment Properties REIT	23,191	573,385
Centerspace	2,518	138,087
Centurion Accommodation REIT	135,100	118,935
Comforia Residential REIT, Inc.	296	189,716
Daiwa Securities Living Investments Corp.	289	176,156
Equity LifeStyle Properties, Inc.	28,953	1,883,972
Equity Residential	55,853	3,711,432
Essex Property Trust, Inc.	9,569	2,718,936
Grainger PLC	110,134	259,890
Home Invest Belgium SA	1,348	31,334
Independence Realty Trust, Inc.	35,155	584,628
Ingenia Communities Group	58,145	177,380
Invitation Homes, Inc.	88,630	2,634,083
Irish Residential Properties REIT PLC	87,020	108,776
Killam Apartment Real Estate Investment Trust	18,055	239,428
Mid-America Apartment Communities, Inc.	17,286	2,287,629
Mitsui Fudosan Accommodations Fund, Inc.	353	271,969
Residential Secure Income PLC(d)	22,581	8,357
Samty Residential Investment Corp.	42	24,082
Social Housing REIT PLC(d)	69,304	72,108
Starts Proceed Investment Corp.	37	42,867
Sun Communities, Inc.	18,215	2,249,188
UDR, Inc.	48,700	1,858,392
UMH Properties, Inc.	11,588	175,095
UNITE Group PLC	67,710	491,858
Xior Student Housing NV	5,806	184,772
		29,189,495
Retail REITs — 16.8%
Acadia Realty Trust	19,718	443,063
AEON REIT Investment Corp.	247	188,802
Agree Realty Corp.	17,747	1,380,717
Ascencio	957	57,832
Brixmor Property Group, Inc.	45,739	1,441,236
BWP Property Group Ltd.(b)	89,625	244,560
Carmila SA	9,144	178,555
Charter Hall Retail REIT	85,640	242,060
Choice Properties Real Estate Investment Trust	39,651	451,425
Crombie Real Estate Investment Trust	17,139	213,588
Curbline Properties Corp.	14,327	438,979
Eurocommercial Properties NV	6,639	214,753
Federal Realty Investment Trust	12,780	1,585,870
First Capital Real Estate Investment Trust	31,384	513,347
Fortune Real Estate Investment Trust	242,000	149,030
Frasers Centrepoint Trust	188,870	334,113
Security	Shares	Value
Retail REITs (continued)
Frontier Real Estate Investment Corp.	361	$ 185,749
Fukuoka REIT Corp.	100	112,240
Getty Realty Corp.	8,531	291,248
Hamborner REIT AG	10,385	52,587
Hammerson PLC	75,880	392,682
HomeCo Daily Needs REIT	276,596	245,763
Immobiliare Grande Distribuzione SIIQ SpA	10,026	48,269
InvenTrust Properties Corp.	11,527	408,171
Japan Metropolitan Fund Invest	1,006	743,099
Kimco Realty Corp.	99,016	2,522,928
Kite Realty Group Trust	30,296	867,071
Kiwi Property Group Ltd.	223,878	122,691
Klepierre SA	33,393	1,516,744
Lendlease Global Commercial REIT	404,235	185,878
Link REIT	390,621	1,947,047
Macerich Co.	41,800	1,080,112
Mercialys SA	13,768	190,852
NETSTREIT Corp.	14,517	311,390
NewRiver REIT PLC	62,770	69,526
NNN REIT, Inc.	28,303	1,344,959
Phillips Edison & Co., Inc.	18,826	799,917
Primaris Real Estate Investment Trust	17,394	284,265
Realty Income Corp.	139,808	8,929,537
Regency Centers Corp.	27,309	2,192,640
Region Group	168,996	282,536
Retail Estates NV	1,560	118,603
RioCan Real Estate Investment Trust	43,504	688,318
Scentre Group	785,034	2,155,323
Simon Property Group, Inc.	47,873	10,980,630
SmartCentres Real Estate Investment Trust(a)	19,656	414,334
Starhill Global REIT	220,300	95,358
Supermarket Income REIT PLC	178,605	206,894
Tanger, Inc.	16,802	683,169
Unibail-Rodamco-Westfield	18,288	2,228,181
Urban Edge Properties	18,826	426,597
Vastned NV	1,344	46,070
Vicinity Ltd.	587,980	1,105,018
Waypoint REIT Ltd.	100,870	176,346
Wereldhave NV	5,796	128,088
		52,658,760
Specialized REITs — 17.5%
Arena REIT	58,053	129,672
Big Yellow Group PLC	28,364	339,584
Charter Hall Social Infrastructure REIT	46,974	84,947
CubeSmart	33,744	1,399,026
DigiCo Infrastructure REIT	62,444	111,166
Digital Core REIT Management Pte. Ltd.	133,300	65,328
Digital Realty Trust, Inc.	54,214	10,220,423
EPR Properties	11,293	700,956
Equinix, Inc.	14,754	15,038,457
Extra Space Storage, Inc.	31,396	4,647,864
Four Corners Property Trust, Inc.	16,035	410,496
Gaming and Leisure Properties, Inc.	40,838	1,829,134
Iron Mountain, Inc.	44,274	5,415,596
Keppel DC REIT	288,615	501,886
Millrose Properties, Inc., Class A	22,964	642,533
Public Storage	25,166	8,158,062
Safehold, Inc.	8,836	142,966
Safestore Holdings PLC	32,349	269,852
Shurgard Self Storage Ltd.	4,650	135,866

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Smartstop Self Storage REIT, Inc.	8,459	$ 283,715
Storage King Group	54,518	49,322
VICI Properties, Inc.	162,587	4,284,167
		54,861,018
Total Long-Term Investments — 99.1% (Cost: $201,387,563)		311,410,365
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(e)(f)(g)	1,197,507	1,197,866
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(e)(f)	710,969	710,969
Total Short-Term Securities — 0.6% (Cost: $1,908,834)		1,908,835
Total Investments — 99.7% (Cost: $203,296,397)		313,319,200
Other Assets Less Liabilities — 0.3%		872,905
Net Assets — 100.0%		$ 314,192,105

(a)	All or a portion of this security is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,625,549	$ —	$ (427,213)(a)	$ (471)	$ 1	$ 1,197,866	1,197,507	$ 2,307 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	3,047,991	—	(2,337,022)(a)	—	—	710,969	710,969	29,797	—
				$ (471)	$ 1	$ 1,908,835		$ 32,104	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	2	09/17/26	$ 315	$ 1,159
Dow Jones U.S. Real Estate Index	45	09/18/26	1,784	(10,359)
				$ (9,200)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Developed Real Estate Index Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 1,159	$ —	$ —	$ —	$ 1,159
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 10,359	$ —	$ —	$ —	$ 10,359

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 363,362	$ —	$ —	$ —	$ 363,362
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (8,905)	$ —	$ —	$ —	$ (8,905)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,627,703
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Diversified REITs	$ 5,762,429	$ 14,825,673	$ —	$ 20,588,102
Health Care Providers & Services	784,611	—	—	784,611
Health Care REITs	44,354,526	1,712,273	—	46,066,799
Hotel & Resort REITs	6,341,072	1,320,863	—	7,661,935
Hotels, Restaurants & Leisure	58,380	—	—	58,380
Industrial REITs	29,524,904	17,763,924	—	47,288,828
IT Services	—	1,241,978	—	1,241,978
Office REITs	7,457,149	6,629,954	—	14,087,103
Real Estate Management & Development	665,880	36,257,476	—	36,923,356
Residential REITs	26,700,609	2,488,886	—	29,189,495
Retail REITs	38,948,674	13,710,086	—	52,658,760
Specialized REITs	53,258,342	1,602,676	—	54,861,018

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Developed Real Estate Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 1,908,835	$ —	$ —	$ 1,908,835
	$215,765,411	$97,553,789	$—	$313,319,200
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,159	$ —	$ —	$ 1,159
Liabilities
Equity Contracts	(10,359)	—	—	(10,359)
	$(9,200)	$—	$—	$(9,200)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities (unaudited)
July 31, 2026

iShares Developed Real Estate Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 311,410,365
Investments, at value — affiliated(c)	1,908,835
Cash pledged for futures contracts	161,000
Foreign currency, at value(d)	798,741
Receivables:
Securities lending income — affiliated	551
Capital shares sold	308,426
Dividends — unaffiliated	1,251,883
Dividends — affiliated	4,021
Prepaid expenses	54,959
Total assets	315,898,781
LIABILITIES
Collateral on securities loaned	1,239,175
Payables:
Investments purchased	8,712
Accounting services fees	3,743
Capital shares redeemed	217,661
Custodian fees	35,726
Investment advisory fees	32,128
Trustees’ and Officer’s fees	850
Other accrued expenses	9,165
Professional fees	125,663
Service fees	691
Transfer agent fees	22,215
Variation margin on futures contracts	10,947
Total liabilities	1,706,676
Commitments and contingent liabilities
NET ASSETS	$ 314,192,105
NET ASSETS CONSIST OF
Paid-in capital	$ 210,198,384
Accumulated earnings	103,993,721
NET ASSETS	$ 314,192,105
(a) Investments, at cost—unaffiliated	$201,387,563
(b) Securities loaned, at value	$1,180,500
(c) Investments, at cost—affiliated	$1,908,834
(d) Foreign currency, at cost	$794,395

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited) (continued)
July 31, 2026

iShares Developed Real Estate Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 38,395,739
Shares outstanding	4,240,037
Net asset value	$ 9.06
Shares authorized	Unlimited
Par value	$0.001
Investor A
Net assets	$ 3,269,309
Shares outstanding	362,182
Net asset value	$ 9.03
Shares authorized	Unlimited
Par value	$0.001
Class K
Net assets	$ 272,527,057
Shares outstanding	30,179,107
Net asset value	$ 9.03
Shares authorized	Unlimited
Par value	$0.001
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended July 31, 2026

iShares Developed Real Estate Index Fund
INVESTMENT INCOME
Dividends — unaffiliated	$6,637,440
Dividends — affiliated	29,797
Interest — unaffiliated	4,255
Securities lending income — affiliated — net	2,307
Other income — unaffiliated	23,995
Foreign taxes withheld	(279,092)
Foreign withholding tax claims	514,303
Total investment income	6,933,005
EXPENSES
Investment advisory	178,949
Professional	90,894
Transfer agent — class specific	53,444
Custodian	38,671
Registration	36,888
Printing and postage	18,260
Trustees and Officer	5,584
Accounting services	4,495
Service — class specific	4,075
Miscellaneous	11,037
Total expenses	442,297
Less:
Fees waived and/or reimbursed by the Manager	(2,114)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(28,277)
Total expenses after fees waived and/or reimbursed	411,906
Net investment income	6,521,099
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,509,766)
Investments — affiliated	(471)
Foreign currency transactions	(9,047)
Futures contracts	363,362
(1,155,922)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	21,341,947
Investments — affiliated	1
Foreign currency translations	(17,778)
Futures contracts	(8,905)
21,315,265
Net realized and unrealized gain	20,159,343
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,680,442
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Developed Real Estate Index Fund
	Six Months Ended 07/31/26 (unaudited)	Year Ended 01/31/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,521,099	$7,773,562
Net realized gain (loss)	(1,155,922)	5,632,009
Net change in unrealized appreciation (depreciation)	21,315,265	15,765,874
Net increase in net assets resulting from operations	26,680,442	29,171,445
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(886,075)	(2,818,905)
Investor A	(57,259)	(202,885)
Class K	(4,985,331)	(13,536,482)
Decrease in net assets resulting from distributions to shareholders	(5,928,665)	(16,558,272)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	8,640,888	34,195,837
NET ASSETS
Total increase in net assets	29,392,665	46,809,010
Beginning of period	284,799,440	237,990,430
End of period	$314,192,105	$284,799,440

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Developed Real Estate Index Fund
	Institutional
	Six Months Ended 07/31/26 (unaudited)	Year Ended 01/31/26	Year Ended 01/31/25	Year Ended 01/31/24	Year Ended 01/31/23	Year Ended 01/31/22

Net asset value, beginning of period	$8.46	$8.05	$9.13	$9.74	$11.31	$9.78
Net investment income(a)	0.19	0.30	0.29	0.33	0.28	0.26
Net realized and unrealized gain (loss)	0.58	0.67	0.51	(0.65)	(1.74)	1.77
Net increase (decrease) from investment operations	0.77	0.97	0.80	(0.32)	(1.46)	2.03
Distributions(b)
From net investment income	(0.16)	(0.39)	(0.29)	(0.29)	(0.11)	(0.43)
From net realized gain	(0.01)	(0.17)	(0.39)	—	—	(0.07)
Return of capital	—	—	(1.20)	—	—	—
Total distributions	(0.17)	(0.56)	(1.88)	(0.29)	(0.11)	(0.50)
Net asset value, end of period	$9.06	$8.46	$8.05	$9.13	$9.74	$11.31
Total Return(c)
Based on net asset value	9.15%(d)	12.47%	7.95%	(3.27)%	(12.88)%	20.91%
Ratios to Average Net Assets(e)
Total expenses	0.31%(f)	0.39%	0.22%	0.20%	0.19%	0.19%
Total expenses after fees waived and/or reimbursed	0.31%(f)	0.31%	0.20%	0.20%	0.19%	0.19%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.29%(f)	0.29%	0.20%	0.20%	0.19%	0.19%
Net investment income	4.39%(f)	3.60%	3.24%	3.67%	2.81%	2.34%
Supplemental Data
Net assets, end of period (000)	$38,396	$53,991	$27,352	$31,636	$34,706	$40,662
Portfolio turnover rate	4%	24%	20%	3%	9%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Developed Real Estate Index Fund (continued)
	Investor A
	Six Months Ended 07/31/26 (unaudited)	Year Ended 01/31/26	Year Ended 01/31/25	Year Ended 01/31/24	Year Ended 01/31/23	Year Ended 01/31/22

Net asset value, beginning of period	$8.43	$8.03	$9.12	$9.72	$11.29	$9.76
Net investment income(a)	0.17	0.19	0.27	0.30	0.25	0.23
Net realized and unrealized gain (loss)	0.59	0.76	0.50	(0.65)	(1.73)	1.76
Net increase (decrease) from investment operations	0.76	0.95	0.77	(0.35)	(1.48)	1.99
Distributions(b)
From net investment income	(0.15)	(0.38)	(0.28)	(0.25)	(0.09)	(0.39)
From net realized gain	(0.01)	(0.17)	(0.39)	—	—	(0.07)
Return of capital	—	—	(1.19)	—	—	—
Total distributions	(0.16)	(0.55)	(1.86)	(0.25)	(0.09)	(0.46)
Net asset value, end of period	$9.03	$8.43	$8.03	$9.12	$9.72	$11.29
Total Return(c)
Based on net asset value	9.07%(d)	12.16%	7.61%	(3.52)%	(13.12)%	20.55%
Ratios to Average Net Assets(e)
Total expenses	0.63%(f)	0.73%	0.57%	0.60%	0.60%	0.59%
Total expenses after fees waived and/or reimbursed	0.51%(f)	0.51%	0.49%	0.49%	0.49%	0.49%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.49%(f)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.94%(f)	2.32%	2.96%	3.35%	2.57%	2.07%
Supplemental Data
Net assets, end of period (000)	$3,269	$3,914	$2,495	$2,617	$2,719	$3,081
Portfolio turnover rate	4%	24%	20%	3%	9%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Developed Real Estate Index Fund (continued)
	Class K
	Six Months Ended 07/31/26 (unaudited)	Year Ended 01/31/26	Year Ended 01/31/25	Year Ended 01/31/24	Year Ended 01/31/23	Year Ended 01/31/22

Net asset value, beginning of period	$8.44	$8.03	$9.11	$9.72	$11.28	$9.76
Net investment income(a)	0.19	0.26	0.31	0.32	0.28	0.27
Net realized and unrealized gain (loss)	0.57	0.71	0.49	(0.64)	(1.73)	1.76
Net increase (decrease) from investment operations	0.76	0.97	0.80	(0.32)	(1.45)	2.03
Distributions(b)
From net investment income	(0.16)	(0.39)	(0.29)	(0.29)	(0.11)	(0.44)
From net realized gain	(0.01)	(0.17)	(0.39)	—	—	(0.07)
Return of capital	—	—	(1.20)	—	—	—
Total distributions	(0.17)	(0.56)	(1.88)	(0.29)	(0.11)	(0.51)
Net asset value, end of period	$9.03	$8.44	$8.03	$9.11	$9.72	$11.28
Total Return(c)
Based on net asset value	9.08%(d)	12.55%	8.01%	(3.21)%	(12.79)%	20.94%
Ratios to Average Net Assets(e)
Total expenses	0.28%(f)	0.37%	0.14%	0.14%	0.14%	0.14%
Total expenses after fees waived and/or reimbursed	0.25%(f)	0.26%	0.14%	0.14%	0.14%	0.14%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.24%(f)	0.24%	0.14%	0.14%	0.14%	0.14%
Net investment income	4.38%(f)	3.13%	3.41%	3.65%	2.90%	2.42%
Supplemental Data
Net assets, end of period (000)	$272,527	$226,894	$208,144	$2,560,227	$2,304,832	$2,322,625
Portfolio turnover rate	4%	24%	20%	3%	9%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  iShares Developed Real Estate Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.   Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the  Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of  Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
BofA Securities, Inc.	$ 306	$ (306)	$ —	$ —
Goldman Sachs & Co. LLC	355,692	(355,692)	—	—
Morgan Stanley	83,040	(82,913)	—	127
State Street Bank & Trust Co.	741,462	(741,462)	—	—
	$ 1,180,500	$ (1,180,373)	$ —	$ 127

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of July 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.12% of the average daily value of the Fund’s net assets.
The Manager entered into a sub-advisory agreement with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of the Fund for which BFA acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Investor A	0.25%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended July 31, 2026, the following table shows the class specific service fees borne directly by each share class of the Fund:
Investor A
Service fees — class specific	$ 4,075
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended July 31, 2026, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended July 31, 2026, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 72	$ 277	$ 2,017	$ 2,366
For the six months ended July 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Class K	Total
Transfer agent fees — class specific	$ 16,149	$ 2,233	$ 35,062	$ 53,444
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended July 31, 2026, the amount waived was $577.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended July 31, 2026, there were no fees waived by the Manager pursuant to this arrangement.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.29%
Investor A	0.49
Class K	0.24
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended July 31, 2026, amounts included in the Statement of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
iShares Developed Real Estate Index Fund	$ 1,537
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statement of Operations. For the six months ended July 31, 2026, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Class K	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 554	$ 2,067	$ 25,656	$ 28,277
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended July 31, 2026,  the Fund  paid BTC $730 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions:  The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended July 31, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
iShares Developed Real Estate Index Fund	$ 2,847,081	$ 2,320,670	$ 10,369
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

7.
PURCHASES AND SALES
For the six months ended July 31, 2026, purchases and sales of investments, excluding short-term securities, were $22,728,031 and $12,883,644, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iShares Developed Real Estate Index Fund	$ 209,815,462	$ 113,007,602	$ (9,513,064)	$ 103,494,538
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended July 31, 2026, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 07/31/26		Year Ended 01/31/26
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares Developed Real Estate Index Fund
Institutional
Shares sold	825,578	$ 7,262,152	4,546,974	$ 38,032,571
Shares issued in reinvestment of distributions	79,567	711,805	264,376	2,142,033
Shares redeemed	(3,047,808)	(27,163,201)	(1,826,663)	(15,081,654)
	(2,142,663)	$ (19,189,244)	2,984,687	$ 25,092,950
Investor A
Shares sold	43,334	$ 377,538	201,403	$ 1,666,353
Shares issued in reinvestment of distributions	6,419	57,259	25,132	202,885
Shares redeemed	(151,714)	(1,296,290)	(73,122)	(606,837)
	(101,961)	$ (861,493)	153,413	$ 1,262,401
Class K
Shares sold	6,544,289	$ 57,529,962	9,984,330	$ 82,832,007
Shares issued in reinvestment of distributions	523,642	4,669,634	1,626,853	13,140,631
Shares redeemed	(3,783,039)	(33,507,971)	(10,638,394)	(88,132,152)
	3,284,892	$ 28,691,625	972,789	$ 7,840,486
	1,040,268	$ 8,640,888	4,110,889	$ 34,195,837
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares Developed Real Estate Index Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Fund Advisors (the “Sub-Advisor”) with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, the Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
C.  Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions

2026 BlackRock Semi-Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

July 31, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM
• iShares FTSE NAREIT All Equity REIT Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents
2

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
iShares FTSE NAREIT All Equity REIT Index Fund
Derivative Financial Instruments
3

Schedule of Investments (unaudited)
July 31, 2026
iShares FTSE NAREIT All Equity REIT Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 2.1%
AH Realty Trust, Inc.	94,751	$ 659,467
Alpine Income Property Trust, Inc.	19,226	387,981
American Assets Trust, Inc.	62,225	1,467,888
Broadstone Net Lease, Inc.	240,072	5,139,942
CTO Realty Growth, Inc.	40,574	891,411
Essential Properties Realty Trust, Inc.	271,986	8,510,442
Gladstone Commercial Corp.	62,143	776,787
Global Net Lease, Inc.	238,504	2,079,755
NexPoint Diversified Real Estate Trust	50,349	227,577
WP Carey, Inc.	280,140	20,618,304
		40,759,554
Health Care REITs — 19.2%
Alexandria Real Estate Equities, Inc.	216,887	11,158,836
American Healthcare REIT, Inc.	242,206	13,466,654
CareTrust REIT, Inc.	281,616	11,810,975
Chiron Real Estate, Inc.	16,736	594,128
Community Healthcare Trust, Inc.	33,355	610,730
Diversified Healthcare Trust	278,253	2,476,452
Healthcare Realty Trust, Inc., Class A	422,889	8,884,898
Healthpeak Properties, Inc.	879,004	19,188,657
Janus Living, Inc., Class A	59,356	1,793,145
LTC Properties, Inc.	61,503	2,474,881
Medical Properties Trust, Inc.	628,608	2,910,455
National Health Investors, Inc.	60,422	4,631,346
National Healthcare Properties, Inc.	56,883	869,741
Omega Healthcare Investors, Inc.	377,637	19,119,761
Sabra Health Care REIT, Inc.	314,378	6,655,382
Universal Health Realty Income Trust	16,753	727,415
Ventas, Inc.	613,977	57,412,989
Welltower, Inc.	896,247	210,116,147
		374,902,592
Hotel & Resort REITs — 2.9%
Apple Hospitality REIT, Inc.	271,080	4,475,531
Braemar Hotels & Resorts, Inc.	78,379	177,920
Chatham Lodging Trust	58,787	783,631
DiamondRock Hospitality Co.	254,054	3,363,675
Host Hotels & Resorts, Inc.	860,279	21,618,811
Park Hotels & Resorts, Inc.	232,728	3,504,884
Pebblebrook Hotel Trust	142,148	2,715,027
RLJ Lodging Trust	154,252	1,889,587
Ryman Hospitality Properties, Inc.	77,412	10,346,114
Service Properties Trust	145,208	1,166,020
Summit Hotel Properties, Inc.	128,744	885,759
Sunstone Hotel Investors, Inc.	225,109	2,649,533
Xenia Hotels & Resorts, Inc.	115,599	2,379,027
		55,955,519
Industrial REITs — 12.4%
Americold Realty Trust, Inc.	360,811	5,083,827
EastGroup Properties, Inc.	67,662	14,142,035
First Industrial Realty Trust, Inc.	167,480	11,026,883
Industrial Logistics Properties Trust	71,092	612,102
Innovative Industrial Properties, Inc.	35,920	2,112,455
Lineage, Inc.	87,619	3,712,417
LXP Industrial Trust	72,530	4,390,241
One Liberty Properties, Inc.	22,944	557,769
Prologis, Inc.	1,181,426	170,846,014
Security	Shares	Value
Industrial REITs (continued)
Rexford Industrial Realty, Inc.	286,293	$ 10,813,286
STAG Industrial, Inc.	241,723	9,248,322
Terreno Realty Corp.	131,968	9,455,507
		242,000,858
Office REITs — 3.0%
Brandywine Realty Trust	223,750	680,200
BXP, Inc.	200,981	14,092,788
COPT Defense Properties	143,158	5,434,278
Cousins Properties, Inc.	206,043	6,500,657
Douglas Emmett, Inc.	208,568	2,465,274
Easterly Government Properties, Inc.	54,351	1,323,990
Empire State Realty Trust, Inc., Class A	175,610	888,586
Highwoods Properties, Inc.	137,451	4,553,751
Hudson Pacific Properties, Inc.(a)	65,464	901,439
JBG SMITH Properties	77,193	1,084,562
Kilroy Realty Corp.	145,751	5,658,054
NET Lease Office Properties	17,315	202,585
Piedmont Realty Trust, Inc., Class A(a)	155,217	1,504,053
Postal Realty Trust, Inc., Class A	33,083	762,232
SL Green Realty Corp.	89,817	4,754,014
Vornado Realty Trust	221,225	8,714,053
		59,520,516
Residential REITs — 11.1%
American Homes 4 Rent, Class A	425,338	14,214,796
AvalonBay Communities, Inc.	175,999	32,667,174
BRT Apartments Corp.	12,070	179,964
Camden Property Trust	124,456	13,790,969
Centerspace	20,867	1,144,346
Equity LifeStyle Properties, Inc.	244,613	15,916,968
Equity Residential	472,664	31,408,523
Essex Property Trust, Inc.	81,062	23,032,957
Independence Realty Trust, Inc.	295,947	4,921,599
Invitation Homes, Inc.	751,015	22,320,166
Mid-America Apartment Communities, Inc.	146,595	19,400,382
NexPoint Residential Trust, Inc.	29,002	757,242
Sun Communities, Inc.	154,675	19,099,269
UDR, Inc.	411,153	15,689,599
UMH Properties, Inc.	104,347	1,576,683
		216,120,637
Retail REITs — 15.8%
Acadia Realty Trust	168,707	3,790,846
Agree Realty Corp.	150,099	11,677,702
Alexander’s, Inc.	2,666	679,830
Brixmor Property Group, Inc.	386,895	12,191,061
CBL & Associates Properties, Inc.	23,389	1,373,168
Curbline Properties Corp.	122,051	3,739,643
Federal Realty Investment Trust	108,667	13,484,488
FrontView REIT, Inc.	24,756	503,537
Getty Realty Corp.	72,058	2,460,060
InvenTrust Properties Corp.	97,766	3,461,894
Kimco Realty Corp.	837,944	21,350,813
Kite Realty Group Trust	255,046	7,299,417
Macerich Co.	353,542	9,135,525
NETSTREIT Corp.	123,967	2,659,092
NNN REIT, Inc.	238,870	11,351,102
Phillips Edison & Co., Inc.	158,638	6,740,529
Realty Income Corp.	1,183,159	75,568,365
Regency Centers Corp.	231,109	18,555,742
4
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares FTSE NAREIT All Equity REIT Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Saul Centers, Inc.	16,797	$ 572,274
Simon Property Group, Inc.	405,137	92,926,274
SITE Centers Corp.	64,666	276,771
Tanger, Inc.	141,444	5,751,113
Urban Edge Properties	159,461	3,613,386
		309,162,632
Specialized REITs — 34.6%
American Tower Corp.	590,791	102,419,528
Crown Castle, Inc.	553,138	42,204,429
CubeSmart	287,208	11,907,644
Digital Realty Trust, Inc.	458,795	86,492,033
EPR Properties	94,514	5,866,484
Equinix, Inc.	124,861	127,268,320
Extra Space Storage, Inc.	265,699	39,334,080
Farmland Partners, Inc.	49,785	465,490
Four Corners Property Trust, Inc.	137,652	3,523,891
Gaming and Leisure Properties, Inc.	345,054	15,454,969
Gladstone Land Corp.	50,171	406,887
Iron Mountain, Inc.	374,682	45,831,102
Lamar Advertising Co., Class A	108,161	17,301,434
Millrose Properties, Inc., Class A	193,323	5,409,177
Outfront Media, Inc.	198,884	6,338,433
Public Storage	212,901	69,016,117
Rayonier, Inc.	384,101	8,365,720
Safehold, Inc.	72,046	1,165,704
Security	Shares	Value
Specialized REITs (continued)
SBA Communications Corp.	133,567	$ 24,172,956
Smartstop Self Storage REIT, Inc.	70,527	2,365,476
VICI Properties, Inc.	1,375,927	36,255,676
Weyerhaeuser Co.	912,828	22,848,085
		674,413,635
Total Long-Term Investments — 101.1% (Cost: $1,781,286,308)		1,972,835,943
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(b)(c)	7,000,884	7,000,884
Total Short-Term Securities — 0.3% (Cost: $7,000,884)		7,000,884
Total Investments — 101.4% (Cost: $1,788,287,192)		1,979,836,827
Liabilities in Excess of Other Assets — (1.4)%		(27,979,687)
Net Assets — 100.0%		$ 1,951,857,140

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 14,537,163	$ —	$ (7,536,279)(a)	$ —	$ —	$ 7,000,884	7,000,884	$ 149,413	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	189	09/18/26	$ 7,492	$ 50,134
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Douglas Emmett, Inc.	Bank of America N.A.	$ 24,036	02/15/28	0.40%	1D OBFR01	Monthly	$ (1,271)
Schedule of Investments
5

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares FTSE NAREIT All Equity REIT Index Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Douglas Emmett, Inc.	HSBC Bank PLC	$ 10,816	02/09/28	0.40%	1D OBFR01	Monthly	$ 129
Total long positions of equity swaps							(1,142)
Net dividends and financing fees							347
Total equity swap contracts including dividends and financing fees							$ (795)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 50,134	$ —	$ —	$ —	$ 50,134
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	476	—	—	—	476
	$ —	$ —	$ 50,610	$ —	$ —	$ —	$ 50,610
Liabilities — Derivative Financial Instruments
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	$ —	$ —	$ 1,271	$ —	$ —	$ —	$ 1,271

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 434,103	$ —	$ —	$ —	$ 434,103
Swaps	—	—	(34,119)	—	—	—	(34,119)
	$ —	$ —	$ 399,984	$ —	$ —	$ —	$ 399,984
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (117,996)	$ —	$ —	$ —	$ (117,996)
Swaps	—	—	9,980	—	—	—	9,980
	$ —	$ —	$ (108,016)	$ —	$ —	$ —	$ (108,016)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$10,098,090
Equity swaps:
Average notional value — long	31,646
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
6
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares FTSE NAREIT All Equity REIT Index Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ —	$ 43,132
Swaps — OTC(a)	476	1,271
Total derivative assets and liabilities in the Statement of Assets and Liabilities	476	44,403
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(43,132)
Total derivative assets and liabilities subject to an MNA	$ 476	$ 1,271

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
HSBC Bank PLC	$ 129	$ —	$ —	$ —	$ 129

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities
Bank of America N.A.	$ 1,271	$ —	$ —	$ (1,271)	$ —

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,972,835,943	$ —	$ —	$ 1,972,835,943
Short-Term Securities
Money Market Funds	7,000,884	—	—	7,000,884
	$1,979,836,827	$—	$—	$1,979,836,827
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 50,134	$ 476	$ —	$ 50,610
Liabilities
Equity Contracts	—	(1,271)	—	(1,271)
	$50,134	$(795)	$—	$49,339

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Schedule of Investments
7

Statement of Assets and Liabilities (unaudited)
July 31, 2026

iShares FTSE NAREIT All Equity REIT Index Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 1,972,835,943
Investments, at value — affiliated(b)	7,000,884
Cash pledged:
Collateral — OTC derivatives	47,370
Futures contracts	490,000
Receivables:
Swaps	279
Dividends — unaffiliated	722,986
Dividends — affiliated	38,924
Unrealized appreciation on OTC swaps	476
Prepaid expenses	5,425
Total assets	1,981,142,287
LIABILITIES
Bank overdraft	63,998
Payables:
Swaps	537
Capital shares redeemed	29,161,070
Trustees’ and Officer’s fees	2,606
Professional fees	12,533
Variation margin on futures contracts	43,132
Unrealized depreciation on OTC swaps	1,271
Total liabilities	29,285,147
Commitments and contingent liabilities
NET ASSETS	$ 1,951,857,140
NET ASSETS CONSIST OF
Paid-in capital(c)(d)(e)	$ 1,799,013,685
Accumulated earnings	152,843,455
NET ASSETS	$ 1,951,857,140
Net asset value	$ 10.72
(a) Investments, at cost—unaffiliated	$1,781,286,308
(b) Investments, at cost—affiliated	$7,000,884
(c) Shares outstanding	182,098,781
(d) Shares authorized	Unlimited
(e) Par value	$0.001
See notes to financial statements.
8
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended July 31, 2026

iShares FTSE NAREIT All Equity REIT Index Fund
INVESTMENT INCOME
Dividends — unaffiliated	$37,938,342
Dividends — affiliated	149,413
Interest — unaffiliated	16,775
Total investment income	38,104,530
EXPENSES
Administration	594,711
Investment advisory	594,711
Professional	14,859
Trustees and Officer	9,386
Miscellaneous	58
Total expenses excluding interest expense	1,213,725
Interest expense — unaffiliated	14,179
Total expenses	1,227,904
Less:
Administration fees waived	(594,711)
Fees waived and/or reimbursed by the Manager	(618,956)
Total expenses after fees waived and/or reimbursed	14,237
Net investment income	38,090,293
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(29,746,221)
Futures contracts	434,103
Swaps	(34,119)
(29,346,237)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	254,445,595
Futures contracts	(117,996)
Swaps	9,980
254,337,579
Net realized and unrealized gain	224,991,342
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$263,081,635
See notes to financial statements.
Statement of Operations
9

Statements of Changes in Net Assets

	iShares FTSE NAREIT All Equity REIT Index Fund
	Six Months Ended 07/31/26 (unaudited)	Year Ended 01/31/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$38,090,293	$61,843,231
Net realized loss	(29,346,237)	(8,610,298)
Net change in unrealized appreciation (depreciation)	254,337,579	24,910,980
Net increase in net assets resulting from operations	263,081,635	78,143,913
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(34,550,763)	(67,210,405)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(340,760,482)	201,764,294
NET ASSETS
Total increase (decrease) in net assets	(112,229,610)	212,697,802
Beginning of period	2,064,086,750	1,851,388,948
End of period	$1,951,857,140	$2,064,086,750

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
10
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares FTSE NAREIT All Equity REIT Index Fund
	Six Months Ended 07/31/26 (unaudited)	Year Ended 01/31/26	Period from 10/08/24(a) to 01/31/25

Net asset value, beginning of period	$9.54	$9.50	$10.00
Net investment income(b)	0.20	0.31	0.10
Net realized and unrealized gain (loss)	1.17	0.07	(0.53)
Net increase (decrease) from investment operations	1.37	0.38	(0.43)
Distributions(c)
From net investment income	(0.16)	(0.31)	(0.07)
From net realized gain	(0.03)	(0.03)	—
Total distributions	(0.19)	(0.34)	(0.07)
Net asset value, end of period	$10.72	$9.54	$9.50
Total Return(d)
Based on net asset value	14.37%	4.08%	(4.29)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.12%(g)	0.12%	0.13%(g)(h)
Total expenses after fees waived and/or reimbursed	0.00%(g)(i)	0.00%(i)	0.00%(g)
Net investment income	3.84%(g)	3.25%	3.25%(g)
Supplemental Data
Net assets, end of period (000)	$1,951,857	$2,064,087	$1,851,389
Portfolio turnover rate	2%	15%	0%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.13%.
(i)	Amount is less than 0.005%.
(j)	Amount is less than 0.5%.
See notes to financial statements.
Financial Highlights
11

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  iShares FTSE NAREIT All Equity REIT Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a non-diversified fund under the 1940 Act.
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.  Shares of the Fund may be purchased and held only by or on behalf of mutual funds advised by BFA or its affiliates.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of  Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
12
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Notes to Financial Statements
13

Notes to Financial Statements (unaudited) (continued)

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Equity swaps — Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund.  Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.06% of the average daily value of the Fund’s net assets.
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Administrator receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rate equal to 0.06% of the average daily value of the Fund’s net assets.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee
14
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended July 31, 2026, the Fund did not pay any amounts to affiliates in return for these services.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees payable by the Fund through June 30, 2037. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended July 31, 2026, the Manager waived $594,711 pursuant to this agreement.
The Administrator contractually agreed to waive its administration fees payable by the Fund through June 30, 2037. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is shown as administration fees waived in the Statement of Operations. For the six months ended July 31, 2026, the Administrator waived $594,711 pursuant to this agreement.
The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. The Administrator and the Manager have contractually agreed to reimburse the Fund or provide an offsetting credit to the Fund in an amount equal to these independent expenses as applicable, through June 30, 2037. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended July 31, 2026, the amount waived was $24,245.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
6.
PURCHASES AND SALES
For the six months ended July 31, 2026, purchases and sales of investments, excluding short-term securities, were $31,094,085 and $334,618,294, respectively.
7.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iShares FTSE NAREIT All Equity REIT Index Fund	$ 1,806,882,296	$ 285,990,469	$ (112,986,599)	$ 173,003,870
8.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended July 31, 2026, the Fund did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
Notes to Financial Statements
15

Notes to Financial Statements (unaudited) (continued)

(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
16
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

10.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
	Six Months Ended 07/31/26		Year Ended 01/31/26
Fund Name	Shares	Amounts	Shares	Amounts
iShares FTSE NAREIT All Equity REIT Index Fund
Shares sold	1,829,794	$ 18,707,242	32,321,688	$ 306,127,565
Shares issued in reinvestment of distributions	3,278,081	34,550,763	7,248,500	67,210,405
Shares redeemed	(39,465,498)	(394,018,487)	(18,030,505)	(171,573,676)
	(34,357,623)	$ (340,760,482)	21,539,683	$ 201,764,294
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
17

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund for the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
Wilmington, DE 19809
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
18
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers (continued)
Legal Counsel
Ropes & Gray LLP
New York, NY 10036

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information
19

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares FTSE NAREIT All Equity REIT Index Fund (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Advisory Agreement for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Advisory Agreement. In considering the renewal of the Advisory Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Advisory Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Advisory Agreement. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Advisory Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Advisory Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
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2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, the Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
C.  Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently
Disclosure of Investment Advisory Agreement
21

Disclosure of Investment Advisory Agreement (continued)

oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Advisory Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock has contractually agreed to waive the administration and advisory fees payable by the Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
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2026 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
REIT	Real Estate Investment Trust
Glossary of Terms Used in these Financial Statements
23

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: September 22, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: September 22, 2026